Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group	12 Months Ended
Jun. 30, 2024
Mr. Peng Li [Member]
Related Party Transaction [Line Items]
Name of related parties	Mr. Peng Li [1]
Relationship with the Group	The Founder and controlling shareholder of the Company (i)
Beijing Baichuan Insurance Brokerage Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties	Beijing Baichuan Insurance Brokerage Co., Ltd.
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Shanronghaina Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties	Beijing Shanronghaina Network Technology Co., Ltd.
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Baichuanxianghai Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of related parties	Beijing Baichuanxianghai Technology Co., Ltd
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder

[1]	Upon the IPO, the Founder became controlling shareholder of the Company through his majority voting right.